Shareholders’ Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shareholders’ Deficit [Line Items]
Preferred shares, authorized	5,000,000	5,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares issued
Preferred shares outstanding
Aggregate share issued percentage	25.00%
Business Combination [Member]
Shareholders’ Deficit [Line Items]
Holder rights of shares	25,000,000
Business Combination [Member] | Rights [Member]
Shareholders’ Deficit [Line Items]
Number of issued per unit	1
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, issued	425,000	425,000
Ordinary shares, outstanding	425,000	425,000
Shares subject to possible redemption, shares outstanding	25,000,000	25,000,000
Voted on by shareholders	one
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, issued	8,333,333	8,333,333
Ordinary shares, outstanding	8,333,333	8,333,333
Voted on by shareholders	one
Class B Ordinary Shares [Member] | Business Combination [Member]
Shareholders’ Deficit [Line Items]
Percentage of voting interest	50.00%
Common Stock [Member] | Business Combination [Member]
Shareholders’ Deficit [Line Items]
Percentage of voting interest	90.00%
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, issued	425,000	425,000
Ordinary shares, outstanding	425,000	425,000
Shares subject to possible redemption, shares outstanding	25,000,000